Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR	3,768	$55,879

Australia — 2.1%
Beach Energy Ltd.	37,128	46,689
Cooper Energy Ltd.(a)	35,568	13,184
New Hope Corp. Ltd.	6,504	11,852
Oil Search Ltd.	28,680	140,090
Santos Ltd.	37,704	176,071
Senex Energy Ltd.(a)	28,872	6,201
Washington H Soul Pattinson & Co. Ltd.	2,352	36,372
Whitehaven Coal Ltd.	14,400	39,210
Woodside Petroleum Ltd.	19,824	486,496

		956,165

Austria — 0.3%
OMV AG	3,072	144,086

Brazil — 1.0%
Dommo Energia SA(a)	21,600	2,152
Enauta Participacoes SA(a)	2,400	7,817
Petro Rio SA(a)	2,400	10,650
Petroleo Brasileiro SA	62,400	450,019

		470,638

Canada — 6.4%
Advantage Oil & Gas Ltd.(a)	3,912	5,064
ARC Resources Ltd.	7,296	39,721
Athabasca Oil Corp.(a)	9,312	5,579
Baytex Energy Corp.(a)	11,961	18,491
Birchcliff Energy Ltd.	5,424	12,518
Cameco Corp.	8,328	84,025
Canacol Energy Ltd.(a)	2,568	7,769
Canadian Natural Resources Ltd.	25,536	689,636
Cardinal Energy Ltd.	3,840	7,016
Cenovus Energy Inc.	21,744	178,211
Crescent Point Energy Corp.	11,304	37,794
Encana Corp.	31,637	166,855
Enerplus Corp.	5,040	36,759
Freehold Royalties Ltd.	2,064	12,351
Frontera Energy Corp.	1,200	11,939
Husky Energy Inc.	7,512	70,514
Imperial Oil Ltd.	5,904	157,787
Kelt Exploration Ltd.(a)	3,031	9,843
MEG Energy Corp.(a)(b)	5,064	16,332
NexGen Energy Ltd.(a)	7,105	10,721
NuVista Energy Ltd.(a)	4,080	8,873
Paramount Resources Ltd., Class A(a)(b)	1,200	6,533
Parex Resources Inc.(a)	3,264	49,374
Pengrowth Energy Corp.(a)	214	78
Peyto Exploration & Development Corp.	3,432	11,957
PrairieSky Royalty Ltd.	4,584	60,492
Seven Generations Energy Ltd., Class A(a)	5,856	31,318
Suncor Energy Inc.	34,008	1,047,735
Surge Energy Inc.	6,528	6,181
Tamarack Valley Energy Ltd.(a)	3,960	6,210
TORC Oil & Gas Ltd.	3,432	10,408
Tourmaline Oil Corp.	5,448	69,314
Vermilion Energy Inc.	2,966	62,177
Whitecap Resources Inc.	9,192	30,733

		2,980,308

Security	Shares	Value

China — 2.4%
China Coal Energy Co. Ltd., Class H	48,000	$19,590
China Shenhua Energy Co. Ltd., Class H	72,000	147,847
CNOOC Ltd.	384,000	625,915
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,200	21,024
PetroChina Co. Ltd., Class H	452,000	252,503
Shaanxi Coal Industry Co. Ltd., Class A	7,200	9,066
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	4,800	5,338
Yanzhou Coal Mining Co. Ltd., Class H	48,000	45,119

		1,126,402

Colombia — 0.2%
Ecopetrol SA	104,904	86,061

Finland — 0.7%
Neste OYJ	8,976	302,673

France — 5.7%
Etablissements Maurel et Prom(a)	936	3,025
TOTAL SA	50,880	2,644,401

		2,647,426

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,272	32,318

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	8,160	91,689

India — 3.5%
Bharat Petroleum Corp. Ltd.	15,864	93,181
Coal India Ltd.	26,976	98,125
Hindustan Petroleum Corp. Ltd.	12,984	60,410
Indian Oil Corp. Ltd.	40,320	95,779
Oil & Natural Gas Corp. Ltd.	53,256	131,399
Oil India Ltd.	5,112	13,203
Reliance Industries Ltd.	15,384	293,624
Reliance Industries Ltd., GDR(c)	21,768	839,157

		1,624,878

Indonesia — 0.3%
Adaro Energy Tbk PT	297,600	27,003
Alfa Energi Investama Tbk PT(a)	16,800	8,210
Bukit Asam Tbk PT	60,000	12,864
Bumi Resources Tbk PT(a)	1,161,600	9,604
Delta Dunia Makmur Tbk PT(a)	108,000	3,859
Indika Energy Tbk PT	33,600	3,319
Medco Energi Internasional Tbk PT(a)	178,666	9,702
Sugih Energy Tbk PT(a)(d)	206,700	65
United Tractors Tbk PT	36,000	63,941

		138,567

Israel — 0.2%
Equital Ltd.(a)	353	11,241
Naphtha Israel Petroleum Corp. Ltd.	553	3,513
Oil Refineries Ltd.(a)	44,136	21,714
Paz Oil Co. Ltd.	216	30,065

		66,533

Italy — 1.8%
Eni SpA	53,880	815,359
Saras SpA	12,096	17,375

		832,734

Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	836	16,462
Idemitsu Kosan Co. Ltd.	4,368	123,708

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Inpex Corp.	21,600	$174,829
Japan Petroleum Exploration Co. Ltd.	100	2,092
JXTG Holdings Inc.	69,600	332,375

		649,466

Malaysia — 0.0%
Hengyuan Refining Co. Bhd(a)	2,400	3,093
Hibiscus Petroleum Bhd(a)	21,600	5,360
Petron Malaysia Refining & Marketing Bhd	2,400	3,763

		12,216

New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	3,960	5,318

Norway — 1.1%
Aker BP ASA	2,304	62,221
DNO ASA	13,488	23,413
Equinor ASA	21,264	407,365

		492,999

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	16,800	15,535
Pakistan Oilfields Ltd.	2,911	8,757

		24,292

Philippines — 0.1%
Petron Corp.	91,200	10,700
Semirara Mining & Power Corp.	19,200	8,098

		18,798

Poland — 0.4%
Grupa Lotos SA	1,896	43,344
Lubelski Wegiel Bogdanka SA(a)	176	1,622
Polski Koncern Naftowy ORLEN SA	6,288	158,413

		203,379

Portugal — 0.3%
Galp Energia SGPS SA	10,488	157,545

Russia — 3.7%
LUKOIL PJSC	8,616	696,846
LUKOIL PJSC, ADR	264	21,268
Novatek PJSC, GDR(e)	1,920	393,600
Rosneft Oil Co. PJSC	8,820	58,627
Rosneft Oil Co. PJSC, GDR(e)	14,688	97,881
Surgutneftegas PJSC	81,600	31,241
Surgutneftegas PJSC, ADR	6,344	23,891
Tatneft PJSC	32,160	369,532

		1,692,886

Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co.	1,632	8,259

South Africa — 0.1%
Exxaro Resources Ltd.	5,256	61,335

South Korea — 0.5%
SK Innovation Co. Ltd.	1,248	172,911
S-Oil Corp.	960	67,311

		240,222

Spain — 1.0%
Repsol SA	29,928	482,245

Sweden — 0.2%
Lundin Petroleum AB	3,912	106,378

Security	Shares	Value

Thailand — 0.6%
Bangchak Corp. PCL, NVDR	19,200	$17,897
Banpu PCL, NVDR(b)	84,000	39,548
Esso Thailand PCL, NVDR	19,200	5,733
IRPC PCL, NVDR	218,400	32,711
PTT Exploration & Production PCL, NVDR	28,831	114,331
Thai Oil PCL, NVDR	24,000	44,933

		255,153

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,592	58,186

United Arab Emirates — 0.0%
Dana Gas PJSC	66,528	17,931

United Kingdom — 18.4%
Anglo Pacific Group PLC	3,384	8,530
BP PLC	425,040	2,893,426
Cairn Energy PLC(a)	12,216	24,358
Diversified Gas & Oil PLC	13,464	22,061
EnQuest PLC(a)	43,008	10,804
Gulf Keystone Petroleum Ltd.(a)	4,824	13,924
Hurricane Energy PLC(a)(b)	32,904	24,054
Premier Oil PLC(a)	15,312	15,196
Royal Dutch Shell PLC, Class A	95,280	2,955,437
Royal Dutch Shell PLC, Class B	79,104	2,466,146
Soco International PLC	5,232	4,352
Sound Energy PLC(a)(b)	4,149	575
Tullow Oil PLC	29,064	73,246

		8,512,109

United States — 44.7%
Anadarko Petroleum Corp.	10,608	746,485
Antero Resources Corp.(a)	5,232	34,374
Apache Corp.	8,016	208,977
Arch Coal Inc., Class A	408	35,965
Berry Petroleum Corp.	1,224	13,158
Bonanza Creek Energy Inc.(a)	336	6,562
Cabot Oil & Gas Corp.	9,144	228,783
California Resources Corp.(a)(b)	936	15,163
Callon Petroleum Co.(a)	4,728	29,550
Carrizo Oil & Gas Inc.(a)	2,016	20,523
Centennial Resource Development Inc./DE, Class A(a)	3,456	27,302
Chaparral Energy Inc., Class A(a)	1,080	4,558
Chesapeake Energy Corp.(a)	27,048	51,932
Chevron Corp.	40,464	4,606,826
Cimarex Energy Co.	2,103	120,271
CNX Resources Corp.(a)	3,648	28,163
Concho Resources Inc.(b)	4,200	411,642
ConocoPhillips	24,288	1,432,021
CONSOL Energy Inc.(a)	528	13,844
Continental Resources Inc./OK(a)	1,968	68,880
Contura Energy Inc.(a)	360	18,954
CVR Energy Inc.	672	28,540
Delek U.S. Holdings Inc.	1,632	49,956
Denbury Resources Inc.(a)	9,288	13,375
Devon Energy Corp.	9,528	239,724
Diamondback Energy Inc.	3,293	322,912
EOG Resources Inc.	12,264	1,004,176
EQT Corp.	5,520	101,016
Extraction Oil & Gas Inc.(a)	1,848	6,265
Exxon Mobil Corp.	89,712	6,348,918
Gran Tierra Energy Inc.(a)(b)	7,752	15,194

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gulfport Energy Corp.(a)	3,288	$17,985
Hess Corp.	5,688	317,732
HighPoint Resources Corp.(a)(b)	2,568	4,802
HollyFrontier Corp.	3,528	133,993
Jagged Peak Energy Inc.(a)	1,152	9,562
Kosmos Energy Ltd.	5,448	33,560
Laredo Petroleum Inc.(a)	3,312	8,744
Magnolia Oil & Gas Corp.(a)	1,944	21,442
Marathon Oil Corp.	17,880	235,122
Marathon Petroleum Corp.	14,472	665,567
Matador Resources Co.(a)	2,184	35,905
Montage Resources Corp.(a)	194	1,515
Murphy Oil Corp.	3,432	85,285
Noble Energy Inc.	10,152	217,253
Northern Oil and Gas Inc.(a)	2,208	4,394
Oasis Petroleum Inc.(a)	5,856	30,451
Occidental Petroleum Corp.	16,008	796,718
Par Pacific Holdings Inc.(a)	408	7,997
Parsley Energy Inc., Class A(a)	5,736	102,273
PBF Energy Inc., Class A	2,448	64,627
PDC Energy Inc.(a)	1,392	42,484
Peabody Energy Corp.	1,704	40,078
Penn Virginia Corp.(a)	240	7,320
Pioneer Natural Resources Co.	3,576	507,649
QEP Resources Inc.(a)	4,896	33,831
Range Resources Corp.(b)	4,968	38,850
Ring Energy Inc.(a)	1,152	4,078
SandRidge Energy Inc.(a)	336	2,315
SM Energy Co.	2,232	25,958
Southwestern Energy Co.(a)	12,576	45,148
SRC Energy Inc.(a)	5,280	25,027
Talos Energy Inc.(a)	504	11,763
Tellurian Inc.(a)(b)	1,632	12,550
Texas Pacific Land Trust	144	106,129
Unit Corp.(a)	864	8,312
Valero Energy Corp.	8,952	630,221
W&T Offshore Inc.(a)(b)	1,944	8,165
Whiting Petroleum Corp.(a)	1,884	34,628
WPX Energy Inc.(a)(b)	8,712	93,741

		20,727,183

Total Common Stocks — 97.7% (Cost: $50,088,532)		45,282,257

Security	Shares	Value

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, NVS	88,800	$579,614

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	153,600	95,414

Total Preferred Stocks — 1.4% (Cost: $442,321)		675,028

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(f)(g)(h)	652,881	653,142
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	78,515	78,515

		731,657

Total Short-Term Investments — 1.6% (Cost: $731,621)		731,657

Total Investments in Securities — 100.7% (Cost: $51,262,474)		46,688,942

Other Assets, Less Liabilities — (0.7)%		(334,177)

Net Assets — 100.0%		$46,354,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	554,418	98,463	652,881	$653,142	$4,121	(a)	$270	$(126)
BlackRock Cash Funds: Treasury, SL Agency Shares	70,523	7,992	78,515	78,515	870		—	—

				$731,657	$4,991		$270	$(126)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$45,282,192	$—	$65	$45,282,257
Preferred Stocks	675,028	—	—	675,028
Money Market Funds	731,657	—	—	731,657

	$46,688,877	$—	$65	$46,688,942

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

4